SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment charges associated with its long-lived assets and acquired intangibles (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of equipment	¥ 237,956
Impairment of intangible assets	¥ 163,852